Subsequent Events (Details) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Jan. 14, 2022 USD ($) d $ / shares shares	Dec. 31, 2021 d
Subsequent Event [Line Items]
Minimum number of trading days | d		30
Class A common stock
Subsequent Event [Line Items]
Minimum number of trading days | d		20
Subsequent Event | Private placement
Subsequent Event [Line Items]
Private placement financing to sell | $	$ 200
Subsequent Event | Private placement | Class A common stock
Subsequent Event [Line Items]
Sale of stock shares price (in dollars per share) | $ / shares	$ 4.00
Subsequent Event | GeneDx, Inc.
Subsequent Event [Line Items]
Cash consideration | $	$ 150
Number of shares holder (in shares) | shares	80
Earn-out contingent liability | $	$ 150
Subsequent Event | GeneDx, Inc. | Class A common stock
Subsequent Event [Line Items]
Share price (in usd per share) | $ / shares	$ 4.86
Minimum number of trading days | d	30